Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Rollforward of the fair value of the asset, including stock paid to Nordic in advance of services being rendered, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	$ 3,379
Additions	(173)	3,482
Change in fair value	500	(103)
Balance at the end of the period	3,706	3,379
Rollforward of the fair value of the liabilities, including stock dividends payable to Nordic, where fair value is determined by Level 3 inputs
Balance at the beginning of the period	10,920
Additions	5,714	10,759
Change in fair value	1,684	161
Balance at the end of the period	$ 18,318	$ 10,920